COST OF SALES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016
COST OF SALES
Inventories used	$ 93,869	$ 172,070	$ 159,256
Direct labour costs	88,690	152,767	199,114
Depreciation expense	65,853	71,139	60,249
Inventories written off	51,676	96,441	324,441
Total cost of sales	300,088	492,417	$ 743,060	$ 743,060
Inventories expired during the year	$ 24,506	$ 53,856		$ 218,178